CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Percentage of weakening in U.S. dollar	10.00%
Foreign currency forward and collar contracts
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Percentage of weakening in U.S. dollar	10.00%
Canadian dollar
Capital and financial risk management
Foreign currency net working capital	$ (26.3)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.4
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(2.9)
Brazilian real
Capital and financial risk management
Foreign currency net working capital	(91.3)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	8.3
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(10.1)
Chilean pesos
Capital and financial risk management
Foreign currency net working capital	(5.0)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.5
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(0.6)
Russian rouble
Capital and financial risk management
Foreign currency net working capital	33.4
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(3.0)
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	3.7
Mauritanian ouguiya
Capital and financial risk management
Foreign currency net working capital	(68.1)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	6.2
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(7.6)
Other
Capital and financial risk management
Foreign currency net working capital	7.0
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(0.6)
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	$ 0.8